Reverse Recapitalization (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities - USD ($)		3 Months Ended
	Mar. 11, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Abstract]
Lakeshore’s shares outstanding prior to reverse recapitalization (in Shares)		2,241,500
Shares issued to private rights (in Shares)		35,150
Conversion of the Lakeshore’s public shares and rights (in Shares)		790,097
Shares issued to service providers (in Shares)		801,539
Bonus shares issued to investors (in Shares)		166,000
Conversion of NMI’s shares into the Company’s ordinary shares (in Shares)		22,272,478
Total shares outstanding (in Shares)		26,306,764
Funds held in Lakeshore’s trust account	$ 15,067,702
Funds held in Lakeshore’s operating cash account	198
Less: amount paid to redeem public shares of Lakeshore’s ordinary shares	(13,947,723)
Proceeds from the reverse recapitalization	1,120,177	$ 1,120,177
Less: payments of transaction costs incurred by Lakeshore	(1,044,980)	1,044,980
Less: repayments of promissory note – related party of Lakeshore’	(75,000)	75,000
Less: notes assumed from Lakeshore	(555,000)
Less: liability assumed from Lakeshore	(1,547,814)
Less: transaction costs paid by NMI	(1,100,857)	$ (1,000,000)
Add: receivable assumed from Lakeshore	500,000
Net liabilities assumed from issuance of common stock upon the Merger, balance classified to retained deficit	$ (2,703,474)